Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2012
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Dec. 31, 2012
Document Effective Date	Dec. 31, 2012
Prospectus Date	Feb. 29, 2012